SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

34.     SUBSEQUENT EVENTS

Purchase of stake in Buzzoola – In February 2023 the Group purchased 67% stake in Buzzoola Internet Technologies LLC (“Buzzoola”), provider of digital advertising services. Total consideration contains cash payment of RUB 371 million and contingent consideration. The purchase of 67% stake was accounted as investment in joint venture.

Sanctions on MTS Bank - In February 2023, the US Office of Foreign Assets Control (OFAC) and the UK Office of Financial Sanctions Implementation (OFSI) designated MTS Bank as a sanctioned person pursuant to applicable sanctions regulations adopted by the US and the UK, respectively. Accordingly, MTS Bank became subject to so-called “blocking” (asset-freeze) sanctions maintained by the US and the UK. Among other matters, these sanctions require US and UK third parties, including banks, to block or freeze assets which MTS Bank holds with such parties or otherwise block the settlement of payments to or from MTS Bank and its counterparties. The full impact and potential implications of the imposed sanctions on MTS Bank on the Group’s operations, assets and liabilities cannot be reliably estimated at this time. Management believes it is taking the appropriate measures to mitigate the related negative effects.